Commitment and contingencies (Details) $ in Thousands			12 Months Ended
	Jun. 16, 2014 MXN ($) item	Mar. 26, 2013 MXN ($) item	Dec. 31, 2014 USD ($) item	Dec. 31, 2013 MXN ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2014 MXN ($) item
Commitment and contingencies
Principal amount | $					$ 42,592,000		$ 40,790,000		$ 49,563,000
Number of airports guaranteeing the certificates | item			9								9
Percentage of airports guaranteeing the certificates (as a percent)			80.00%								80.00%
Current portion of long-term debt			$ 3,000,000		$ 151,366,000	$ 3,013,502		$ 36,851		$ 41,425
Debt securities issued in the Mexican market on June 16, 2014
Commitment and contingencies
Principal amount | $	$ 3,000,000										$ 3,000,000
Term of loan	7 years		7 years
Number of airports guaranteeing the certificates | item	9
Percentage of airports guaranteeing the certificates (as a percent)	80.00%
Debt securities issued in the Mexican market on March 26, 2013
Commitment and contingencies
Principal amount | $		$ 1,500,000		$ 1,500,000
Term of loan		10 years		10 years
Number of airports guaranteeing the certificates | item		9
Percentage of airports guaranteeing the certificates (as a percent)		80.00%